UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  28-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert J. Mark
Title:     Managing Member and Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/ Robert J. Mark     Dallas, Texas/USA     April 29, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $396,368 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      249     2660 SH       SOLE                     2660        0        0
ANNALY CAP MGMT INC            COM              035710409     1456    83450 SH       SOLE                    47681        0    35769
AUTOMATIC DATA PROCESSING IN   COM              053015103      205     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    21212   266414 SH       SOLE                    95079        0   171335
BERKLEY W R CORP               COM              084423102    12304   381987 SH       SOLE                   178711        0   203276
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      719     8600 SH       SOLE                     7500        0     1100
CHEVRON CORP NEW               COM              166764100      269     2500 SH       SOLE                     2500        0        0
DORCHESTER MINERALS LP         COM UNIT         25820R105     2719    93001 SH       SOLE                    32433        0    60568
ENCANA CORP                    COM              292505104    13045   377795 SH       SOLE                   152168        0   225627
ENTERPRISE PRODS PARTNERS L    COM              293792107      449    10436 SH       SOLE                     9936        0      500
EXELON CORP                    COM              30161N101    27698   671621 SH       SOLE                   277647        0   393974
EXXON MOBIL CORP               COM              30231G102    26174   311116 SH       SOLE                   175649        0   135467
HUGOTON RTY TR TEX             UNIT BEN INT     444717102    10207   429232 SH       SOLE                   189905        0   239327
ISHARES TR                     BARCLYS 1-3 YR   464287457     2734    32646 SH       SOLE                     8512        0    24134
ISHARES TR                     BARCLYS 1-3YR CR 464288646     2869    27475 SH       SOLE                     6980        0    20495
JOHNSON & JOHNSON              COM              478160104    34481   581964 SH       SOLE                   246988        0   334976
KRAFT FOODS INC                CL A             50075N104    18631   594105 SH       SOLE                   235282        0   358823
MEDTRONIC INC                  COM              585055106    20065   509918 SH       SOLE                   218257        0   291661
MICROSOFT CORP                 COM              594918104    27004  1063580 SH       SOLE                   426740        0   636840
MOLSON COORS BREWING CO        CL B             60871R209    16509   352076 SH       SOLE                   140876        0   211200
NOVARTIS A G                   SPONSORED ADR    66987V109    20920   384908 SH       SOLE                   178425        0   206483
PAYCHEX INC                    COM              704326107    13550   431735 SH       SOLE                   206020        0   225715
PFIZER INC                     COM              717081103      352    17352 SH       SOLE                    17352        0        0
PROCTER & GAMBLE CO            COM              742718109    27396   444733 SH       SOLE                   184639        0   260094
PROSPECT CAPITAL CORPORATION   COM              74348T102      179    14673 SH       SOLE                        0        0    14673
SPECTRA ENERGY CORP            COM              847560109     3759   138286 SH       SOLE                    54750        0    83536
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104      200    15800 SH       SOLE                    10650        0     5150
SYSCO CORP                     COM              871829107    16529   596707 SH       SOLE                   233832        0   362875
TRANSCANADA CORP               COM              89353D107     8823   217692 SH       SOLE                    51603        0   166089
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      466     5815 SH       SOLE                     5815        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    13610   353150 SH       SOLE                   217366        0   135784
WAL MART STORES INC            COM              931142103    27993   537810 SH       SOLE                   178739        0   359071
WALGREEN CO                    COM              931422109     9425   234810 SH       SOLE                   136757        0    98053
WASTE MGMT INC DEL             COM              94106L109      294     7875 SH       SOLE                     7875        0        0
WESTERN UN CO                  COM              959802109    13873   667943 SH       SOLE                   306706        0   361237